Risk management - Non-performing Loans: outstandings by economic sectors and geographical area (Details) - Financial Assets Past Due But Not Impaired [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Non performing Loans [line items]
Financial assets	€ 13,497	€ 11,477
Netherlands [member]
Non performing Loans [line items]
Financial assets	2,799	2,968
Belgium [member]
Non performing Loans [line items]
Financial assets	3,710	2,864
Germany [member]
Non performing Loans [line items]
Financial assets	939	705
Poland [member]
Non performing Loans [line items]
Financial assets	862	805
Spain [member]
Non performing Loans [line items]
Financial assets	320	270
United Kingdom [member]
Non performing Loans [line items]
Financial assets	156	144
France [member]
Non performing Loans [line items]
Financial assets	126	96
Luxembourg [member]
Non performing Loans [line items]
Financial assets	81	79
Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	1,359	1,534
America [Member]
Non performing Loans [line items]
Financial assets	1,220	1,099
Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	925	154
Australia [member]
Non performing Loans [line items]
Financial assets	905	686
Africa [Member]
Non performing Loans [line items]
Financial assets	95	71
Private Individuals [member]
Non performing Loans [line items]
Financial assets	5,359	3,746
Private Individuals [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	1,040	840
Private Individuals [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	1,760	1,271
Private Individuals [member] | Germany [member]
Non performing Loans [line items]
Financial assets	712	585
Private Individuals [member] | Poland [member]
Non performing Loans [line items]
Financial assets	214	134
Private Individuals [member] | Spain [member]
Non performing Loans [line items]
Financial assets	239	195
Private Individuals [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	7	4
Private Individuals [member] | France [member]
Non performing Loans [line items]
Financial assets	18	14
Private Individuals [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	38	24
Private Individuals [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	555	411
Private Individuals [member] | America [Member]
Non performing Loans [line items]
Financial assets	5	4
Private Individuals [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	4	3
Private Individuals [member] | Australia [member]
Non performing Loans [line items]
Financial assets	766	261
Private Individuals [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	1	1
Natural resources [Member]
Non performing Loans [line items]
Financial assets	1,533	1,196
Natural resources [Member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	75	83
Natural resources [Member] | Belgium [member]
Non performing Loans [line items]
Financial assets	48	21
Natural resources [Member] | Germany [member]
Non performing Loans [line items]
Financial assets	0
Natural resources [Member] | Poland [member]
Non performing Loans [line items]
Financial assets	20	28
Natural resources [Member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	25	63
Natural resources [Member] | France [member]
Non performing Loans [line items]
Financial assets	0
Natural resources [Member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	0
Natural resources [Member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	171	254
Natural resources [Member] | America [Member]
Non performing Loans [line items]
Financial assets	659	533
Natural resources [Member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	394	84
Natural resources [Member] | Australia [member]
Non performing Loans [line items]
Financial assets	93	111
Natural resources [Member] | Africa [Member]
Non performing Loans [line items]
Financial assets	49	20
Food, Beverages & Personal Care [member]
Non performing Loans [line items]
Financial assets	1,226	1,119
Food, Beverages & Personal Care [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	324	315
Food, Beverages & Personal Care [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	165	153
Food, Beverages & Personal Care [member] | Germany [member]
Non performing Loans [line items]
Financial assets	80	63
Food, Beverages & Personal Care [member] | Poland [member]
Non performing Loans [line items]
Financial assets	114	117
Food, Beverages & Personal Care [member] | Spain [member]
Non performing Loans [line items]
Financial assets	15	1
Food, Beverages & Personal Care [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	11	12
Food, Beverages & Personal Care [member] | France [member]
Non performing Loans [line items]
Financial assets	68	68
Food, Beverages & Personal Care [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	1	1
Food, Beverages & Personal Care [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	76	109
Food, Beverages & Personal Care [member] | America [Member]
Non performing Loans [line items]
Financial assets	240	254
Food, Beverages & Personal Care [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	132	26
Food, Beverages & Personal Care [member] | Australia [member]
Non performing Loans [line items]
Financial assets	1
Food, Beverages & Personal Care [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	0
Transportation & Logistics [member]
Non performing Loans [line items]
Financial assets	1,031	787
Transportation & Logistics [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	346	432
Transportation & Logistics [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	54	48
Transportation & Logistics [member] | Germany [member]
Non performing Loans [line items]
Financial assets	1	1
Transportation & Logistics [member] | Poland [member]
Non performing Loans [line items]
Financial assets	42	31
Transportation & Logistics [member] | Spain [member]
Non performing Loans [line items]
Financial assets	47	47
Transportation & Logistics [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	18	49
Transportation & Logistics [member] | France [member]
Non performing Loans [line items]
Financial assets	0
Transportation & Logistics [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	3	3
Transportation & Logistics [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	110	88
Transportation & Logistics [member] | America [Member]
Non performing Loans [line items]
Financial assets	40	32
Transportation & Logistics [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	352	10
Transportation & Logistics [member] | Australia [member]
Non performing Loans [line items]
Financial assets	18	46
Transportation & Logistics [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	0
Services [Member]
Non performing Loans [line items]
Financial assets	844	737
Services [Member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	190	224
Services [Member] | Belgium [member]
Non performing Loans [line items]
Financial assets	495	377
Services [Member] | Germany [member]
Non performing Loans [line items]
Financial assets	0
Services [Member] | Poland [member]
Non performing Loans [line items]
Financial assets	42	36
Services [Member] | Spain [member]
Non performing Loans [line items]
Financial assets	5
Services [Member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	0
Services [Member] | France [member]
Non performing Loans [line items]
Financial assets	1
Services [Member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	4	3
Services [Member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	28	49
Services [Member] | America [Member]
Non performing Loans [line items]
Financial assets	73	42
Services [Member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	6	6
Services [Member] | Africa [Member]
Non performing Loans [line items]
Financial assets	0
Builders & Contractors [member]
Non performing Loans [line items]
Financial assets	680	691
Builders & Contractors [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	66	88
Builders & Contractors [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	361	226
Builders & Contractors [member] | Germany [member]
Non performing Loans [line items]
Financial assets	1	1
Builders & Contractors [member] | Poland [member]
Non performing Loans [line items]
Financial assets	93	103
Builders & Contractors [member] | Spain [member]
Non performing Loans [line items]
Financial assets		1
Builders & Contractors [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	0
Builders & Contractors [member] | France [member]
Non performing Loans [line items]
Financial assets	0
Builders & Contractors [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	4	3
Builders & Contractors [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	107	230
Builders & Contractors [member] | America [Member]
Non performing Loans [line items]
Financial assets	47	39
Builders & Contractors [member] | Australia [member]
Non performing Loans [line items]
Financial assets	0
Builders & Contractors [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	0
Real estate [member]
Non performing Loans [line items]
Financial assets	655	649
Real estate [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	144	237
Real estate [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	255	225
Real estate [member] | Poland [member]
Non performing Loans [line items]
Financial assets	86	96
Real estate [member] | Spain [member]
Non performing Loans [line items]
Financial assets	15	19
Real estate [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	80
Real estate [member] | France [member]
Non performing Loans [line items]
Financial assets	15	7
Real estate [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	17	28
Real estate [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	26	27
Real estate [member] | America [Member]
Non performing Loans [line items]
Financial assets		8
Real estate [member] | Australia [member]
Non performing Loans [line items]
Financial assets	16	4
General Industries [Member]
Non performing Loans [line items]
Financial assets	502	605
General Industries [Member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	111	176
General Industries [Member] | Belgium [member]
Non performing Loans [line items]
Financial assets	161	148
General Industries [Member] | Germany [member]
Non performing Loans [line items]
Financial assets	7	12
General Industries [Member] | Poland [member]
Non performing Loans [line items]
Financial assets	91	89
General Industries [Member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	0	3
General Industries [Member] | France [member]
Non performing Loans [line items]
Financial assets	5
General Industries [Member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	0	1
General Industries [Member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	93	127
General Industries [Member] | America [Member]
Non performing Loans [line items]
Financial assets	32	48
General Industries [Member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	1	1
General Industries [Member] | Australia [member]
Non performing Loans [line items]
Financial assets	1
General Industries [Member] | Africa [Member]
Non performing Loans [line items]
Financial assets	0
Non-Bank Financial Institutions [member]
Non performing Loans [line items]
Financial assets	47	444
Non-Bank Financial Institutions [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	9	35
Non-Bank Financial Institutions [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	13	8
Non-Bank Financial Institutions [member] | Poland [member]
Non performing Loans [line items]
Financial assets	3	3
Non-Bank Financial Institutions [member] | Spain [member]
Non performing Loans [line items]
Financial assets		7
Non-Bank Financial Institutions [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	0
Non-Bank Financial Institutions [member] | France [member]
Non performing Loans [line items]
Financial assets	0
Non-Bank Financial Institutions [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	4	5
Non-Bank Financial Institutions [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	13	14
Non-Bank Financial Institutions [member] | America [Member]
Non performing Loans [line items]
Financial assets	4	107
Non-Bank Financial Institutions [member] | Australia [member]
Non performing Loans [line items]
Financial assets	1	264
Retail [member]
Non performing Loans [line items]
Financial assets	309	325
Retail [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	66	74
Retail [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	140	147
Retail [member] | Germany [member]
Non performing Loans [line items]
Financial assets	0
Retail [member] | Poland [member]
Non performing Loans [line items]
Financial assets	41	40
Retail [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	3	4
Retail [member] | France [member]
Non performing Loans [line items]
Financial assets	6	7
Retail [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	1	1
Retail [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	36	52
Retail [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	13
Retail [member] | Australia [member]
Non performing Loans [line items]
Financial assets	3
Retail [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	0
Other [member]
Non performing Loans [line items]
Financial assets	1,312	1,178
Other [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	427	464
Other [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	259	239
Other [member] | Germany [member]
Non performing Loans [line items]
Financial assets	138	44
Other [member] | Poland [member]
Non performing Loans [line items]
Financial assets	116	130
Other [member] | Spain [member]
Non performing Loans [line items]
Financial assets	0
Other [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	12	10
Other [member] | France [member]
Non performing Loans [line items]
Financial assets	14	1
Other [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	8	9
Other [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	143	173
Other [member] | America [Member]
Non performing Loans [line items]
Financial assets	120	34
Other [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	23	23
Other [member] | Australia [member]
Non performing Loans [line items]
Financial assets	7
Other [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	€ 45	€ 51